Supplement to the
Fidelity® Balanced Fund
Class K
October 30, 2024
Summary Prospectus

Ali Khan no longer serves as Co-Portfolio Manager of the fund.
Douglas Simmons no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani (Co-Portfolio Manager) has managed the fund since 2024.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2024.
BAL-K-SUSTK-1224-107 1.9880425.107	December 5, 2024
Supplement to the
Fidelity® Balanced Fund
October 30, 2024
Summary Prospectus

Ali Khan no longer serves as Co-Portfolio Manager of the fund.
Douglas Simmons no longer serves as Co-Portfolio Manager of the fund.
The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Pranay Kirpalani (Co-Portfolio Manager) has managed the fund since 2024.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2024.
BAL-SUSTK-1224-106 1.9881533.106	December 5, 2024